Earnings Per Share - Weighted Average Common Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted-average number of common shares outstanding	463,037,839	483,634,135
Weighted-average number of vested DSUs	137,204	251,366
Basic	463,175,043	483,885,501
Effect of stock options and TRSUs	795,027	1,044,104
Diluted	463,970,070	484,929,605